FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 102.2% (a)
COMMON STOCKS - 95.9% (a)
COMMERCIAL SERVICES SECTOR - 4.1%
	Advertising/Marketing Services - 2.0%
6,800,000	WPP PLC (Jersey) * (b)	$67,184,248
	Miscellaneous Commercial Services - 2.1%
1,500,000	Genpact Ltd. (Bermuda)	69,480,000
CONSUMER DURABLES SECTOR - 2.1%
	Electronics/Appliances - 2.1%
10,340,000	Howden Joinery Group PLC (Britain) (b)	69,819,951
CONSUMER NON-DURABLES SECTOR - 8.9%
	Food: Specialty/Candy - 3.5%
4,125,000	Greggs PLC (Britain) (b)	115,901,424
	Household/Personal Care - 5.4%
665,000	Henkel AG & Co. KGaA (Germany) (b)	42,735,891
2,665,000	Unilever PLC (Britain) (b)	134,550,758
		177,286,649
CONSUMER SERVICES SECTOR - 10.9%
	Media Conglomerates - 0.7%
2,535,000	Vivendi (France) (b)	24,216,622
	Other Consumer Services - 4.6%
75,000	Booking Holdings Inc. (United States) *	151,146,000
	Restaurants - 5.6%
1,935,000	Sodexo S.A. (France) (b)	185,137,129
DISTRIBUTION SERVICES SECTOR - 13.0%
	Medical Distributors - 3.1%
1,325,000	DKSH Holding AG (Switzerland) (b)	100,479,025
	Wholesale Distributors - 9.9%
1,620,000	Ferguson PLC (Jersey) (b)	203,382,083
6,225,000	Rexel S.A. (France) (b)	123,120,643
		326,502,726
ELECTRONIC TECHNOLOGY SECTOR - 11.2%
	Aerospace & Defense - 5.2%
1,355,000	Safran S.A. (France) (b)	169,718,542
	Computer Processing Hardware - 4.4%
1,885,000	Sony Group Corp. (Japan) (b)	143,677,755
	Electronic Equipment/Instruments - 1.6%
3,340,000	Yokogawa Electric Corp. (Japan) (b)	53,009,062
FINANCE SECTOR - 12.0%
	Finance/Rental/Leasing - 2.2%
1,300,000	Ashtead Group PLC (Britain) (b)	73,846,593
	Major Banks - 6.2%
4,905,000	DBS Group Holdings Ltd. (Singapore) (b)	124,153,416
149,400,000	Lloyds Banking Group PLC (Britain) (b)	81,530,070
		205,683,486
	Multi-Line Insurance - 3.6%
1,890,000	Arch Capital Group Ltd. (Bermuda) *	118,654,200
HEALTH SERVICES SECTOR - 1.5%
	Medical/Nursing Services - 1.5%
1,460,000	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	47,687,146
HEALTH TECHNOLOGY SECTOR - 8.7%
	Medical Specialties - 4.8%
4,220,000	Koninklijke Philips N.V. (Netherlands) (b)	63,499,045
7,190,000	Smith & Nephew PLC (Britain) (b)	96,021,696
		159,520,741
	Pharmaceuticals: Major - 3.9%
405,000	Roche Holding AG (Switzerland) (b)	127,266,210
INDUSTRIAL SERVICES SECTOR - 3.0%
	Contract Drilling - 3.0%
1,845,000	Schlumberger Ltd. (Curacao)	98,633,700
PROCESS INDUSTRIES SECTOR - 1.7%
	Chemicals: Specialty - 1.7%
1,415,000	NOF Corp. (Japan) (b)	56,407,105
PRODUCER MANUFACTURING SECTOR - 6.4%
	Building Products - 1.7%
6,050,000	Sanwa Holdings Corp. (Japan) (b)	55,702,145
	Electrical Products - 1.5%
2,650,000	Smiths Group PLC (Britain) (b)	50,859,246
	Industrial Conglomerates - 1.8%
1,155,000	Jardine Matheson Holdings Ltd. (Bermuda) (b)	58,755,825
	Industrial Machinery - 1.4%
1,877,000	Nabtesco Corp. (Japan) (b)	47,608,922
RETAIL TRADE SECTOR - 8.2%
	Discount Stores - 5.7%
37,900,000	B&M European Value Retail S.A. (Luxembourg) (b)	188,128,945
	Specialty Stores - 2.5%
13,825,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	82,823,526
TECHNOLOGY SERVICES SECTOR - 4.2%
	Packaged Software - 4.2%
1,337,000	SAP SE (Germany) (b)	138,032,357
	Total common stocks (cost $3,146,114,711)	3,163,169,280

PREFERRED STOCKS - 6.3% (a)
CONSUMER NON-DURABLES SECTOR - 1.6%
	Household/Personal Care - 1.6%
820,495	Amorepacific Corp. (South Korea) (b)	31,469,090
80,840	LG Household & Health Care Ltd. (South Korea) (b)	20,256,605
		51,725,695
ELECTRONIC TECHNOLOGY SECTOR - 4.7%
	Telecommunications Equipment - 4.7%
3,890,000	Samsung Electronics Co. Ltd. (South Korea) (b)	155,885,361
	Total preferred stocks (cost $169,569,127)	207,611,056
	Total long-term investments (cost $3,315,683,838)	3,370,780,336

Principal Amount
SHORT-TERM INVESTMENTS - 3.6% (a)
	Bank Deposit Account - 3.6%
$119,641,306	U.S. Bank N.A., 3.900% ^ (c)	119,641,306
	Total short-term investments (cost $119,641,306)	119,641,306
	Total investments - 105.8% (cost $3,435,325,144)	3,490,421,642

	Other liabilities, less assets - (5.8%) (a)	(192,610,892)
	TOTAL NET ASSETS - 100.0%	$3,297,810,750

*	Non-income producing security.
^	The rate shown is as of December 31, 2022.
(a)	Percentages for the various classifications relate to net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of December 31, 2022 the aggregate value of these securities was $2,932,866,436.

(c)	As of December 31, 2022, $ 22,051,641 of this security is held as collateral for certain forward currency contracts.
PLC	Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2022 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2022			December 31, 2022
Settlement			Currency to	of Currency to		Currency to	of Currency to	Unrealized
Date	Counterparty		be Delivered	be Delivered		be Received	be Received	(Depreciation)
1/13/2023	State Street Bank and Trust Co.	780,000,000	British Pound	$943,351,084	871,991,900	U.S. Dollar	$871,991,900	$(71,359,184)
1/13/2023	The Bank of New York Mellon	685,000,000	Euro	733,999,065	674,237,525	U.S. Dollar	674,237,525	(59,761,540)
1/13/2023	JPMorgan Chase Bank, N.A.	545,000,000	Hong Kong Dollar	69,849,668	69,531,270	U.S. Dollar	69,531,270	(318,398)
1/13/2023	The Bank of New York Mellon	43,000,000,000	Japanese Yen	328,277,920	298,495,030	U.S. Dollar	298,495,030	(29,782,890)
1/13/2023	JPMorgan Chase Bank, N.A.	150,000,000	Singapore Dollar	112,026,423	104,300,664	U.S. Dollar	104,300,664	(7,725,759)
1/13/2023	State Street Bank and Trust Co.	260,000,000,000	South Korea Won	205,668,258	183,756,987	U.S. Dollar	183,756,987	(21,911,271)
1/13/2023	JPMorgan Chase Bank, N.A.	200,000,000	Swiss Franc	216,643,408	202,347,228	U.S. Dollar	202,347,228	(14,296,180)
				$2,609,815,826			$2,404,660,604	$(205,155,222)

FMI International Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2022, based on the inputs used to value them:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Assets:
Level 1 - Common Stocks*	$437,913,900	$-
Level 1 - Bank Deposit Account	119,641,306	-
Total Level 1	557,555,206	-
Level 2 - Common Stocks*	2,725,255,380	-
Level 2 - Preferred Stocks*	207,611,056	-
Level 2 - Forward Currency Contracts	-	-
Total Level 2	2,932,866,436	-
Level 3 -	-	-
Total Assets	3,490,421,642	-
Liabilities:
Level 2 - Forward Currency Contracts	-	(205,155,222)
Total	$3,490,421,642	$(205,155,222)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

*See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were seven forward currency contracts with an average quarterly value of $2,347,670,674 outstanding during the three month period ending December 31, 2022. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.   Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.